Joint Ventures - Summarized Statement of Income of Joint Ventures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Joint Ventures [Line Items]
Charter-in expenses	$ (1,320,063)	$ (10,505,532)	$ (3,412,929)
Voyage expenses	(610,292)	(762,229)	(1,127,878)
General and administrative expenses	(12,899,599)	$ (10,099,716)	$ (5,060,145)
BH Cape Holdings
Joint Ventures [Line Items]
Voyage and time charter revenues	3,182,372
Charter-in expenses	(2,879,797)
Voyage expenses	(1,544,569)
General and administrative expenses	(193,605)
Loss on freight forward agreements	(278,409)
Other expenses, net	(4,792)
Loss for the period	$ (1,718,800)